Income Taxes (Details) - Schedule of Deferred Tax Asset (Liability) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset (liability) related to:
Oil producing assets related to property, plant & equipment	$ (135,800)	$ (145,838)	$ (157,900)
Resource related pools	10,647	11,478	9,815
Corporate non-capital losses carried forward	285,325	291,078	329,650
Corporate capital tax losses carried forward	2,609	3,211	270
Unrealized loss (gain) on financial derivatives	96	6,211	8,206
Share issuance costs	2,594	683
Senior secured debenture	6,793	1,792	(3,052)
Deferred tax asset not recognized	(103,969)	(80,934)	(186,989)
Deferred tax asset	$ 68,295	$ 87,681